Note 16 - Income Tax (Details) - Deferred Income Tax Components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Loss carry-forwards	$ 79,932	$ 91,957
Expenses not currently deductible	33,240	23,467
Stock-based compensation	4,797	3,956
Basis differences of partnerships and other entities	17,442	14,173
Allowance for doubtful accounts	4,405	4,580
Inventory and other reserves	4,006	2,554
	143,822	140,687
	129,262	126,567
Deferred income tax liabilities
Depreciation and amortization	36,205	31,165
Prepaid and other expenses deducted for tax purposes	1,804	1,427
	38,009	32,592
Net deferred income tax asset	91,253	93,975
Deferred Income Taxes [Member]
Deferred income tax assets
Less: valuation allowance	$ (14,560)	$ (14,120)